Consolidated Statements of Cash Flows $ in Millions	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Cash flows from operating activities:
Net Profit/(Loss) before tax	$ (73,967,270)	$ 7,525,533	$ 8,077,221
Change in operating assets and liabilities:
Interest income	(2,138)	(44,840)	(22,995)
Finance costs	829,049	656,689	246,262
Amortization		2,560,667
Depreciation of equipment	64,991	70,901	5,908
Depreciation of right of use assets	350,832	378,613	288,175
Share-based payment for service fee	37,834,915
Impairment of investment on event projects	5,322,527
Gain on disposal of intangible assets		(6,145,711)
(Gain)/loss on investment on event projects	5,071,365	(806,606)
Loss/(Gain) on early termination of leases			(2,539)
Impairment of rights of use assets		111,136
Contract assets	57,000	4,280,713	(4,337,713)
Inventory	305,307	(305,307)
Accounts and other receivables	10,802,602	(6,448,792)	(826,687)
Deposits and prepayments	(10,075,560)	(10,987,642)	(151,319)
Amount due from/(to) related parties	931,515	(931,515)
Amount due from/(to) joint operation parties	(11,272,282)	(1,759,280)
Trade payable and other payable	15,943,007	(578,018)	1,436,359
Contract liabilities		(3,569,274)	3,569,274
Cash Generated from operation	(17,804,140)	(15,992,733)	8,281,946
Income tax paid	(2,173,947)
Net cash provided by/(used in) operating activities	(19,978,087)	(15,992,733)	8,281,946
Cash flows from investing activities:
Acquisition of intangible assets		(9,269,276)
Proceeds from disposal of intangible assets		1,147,119
Proceeds from investment on event projects		1,800,000
Cash paid for event projects at loss	3,758,232
Cash paid for investment on event projects, net of investment return	(20,948,892)	(8,488,244)
Interest received	2,138	44,840	22,995
Disposal of motor vehicle			7,945
Purchases of equipment			(141,800)
Net cash used in investing activities	(24,704,986)	(14,765,561)	(110,860)
Cash flows from financing activities:
Proceeds from a shareholder	7,213,210	9,177,530	18,039,849
Payments to a shareholder	(5,407,110)	(4,387,903)	(21,742,460)
Proceeds from issuance of ordinary shares, net of offering expenses	32,998,499
Proceeds from shares to be issued	24,733,176
Proceeds from investment partner		30,103,441
Repayment of profit split for investments on event projects to investment partner	(384,282)
Repayment to investment partner	(14,706,020)
Proceeds from bank overdrafts	2,056,271	15,143,460
Repayment of bank overdrafts	(1,903,000)	(7,793,324)
Proceeds from bank borrowings	21,356,199	3,703,821
Repayment of bank borrowings – principal	(16,588,957)	(951,427)	(503,180)
Repayment of bank borrowings and overdrafts – interest	(814,595)	(626,384)	(221,892)
Repayment of leases liabilities – principal	(534,236)	(261,979)	(230,164)
Repayment of leases liabilities – interest	(14,454)	(30,305)	(24,370)
Net cash provided by/(used in) financing activities	48,004,701	44,076,930	(4,682,217)
Net change in cash and bank balances	3,321,628	13,318,636	3,488,869
BEGINNING OF YEAR	17,135,719	3,817,083	328,214
END OF YEAR	20,457,347	17,135,719	3,817,083
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	(2,173,947)
Cash paid for interest	(829,049)	(656,689)	(247,430)
Dividend offset amount due from a shareholder			5,500,000
Amount due from joint operation parties offset payment for investment on event projects	11,676,465
Completed events projects investment balances offset for other new investment on events projects	2,822,852
Accounts receivables offset payment for investment on event projects	$ 615,995